Commitments and Contingencies (Details) - USD ($) $ in Thousands			3 Months Ended			12 Months Ended
	Dec. 16, 2022	Sep. 01, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Jan. 30, 2023	Oct. 03, 2022	Dec. 07, 2021
Other Commitments [Line Items]
Rental expense			$ 1,700	$ 1,600	$ 1,600	$ 6,600	$ 600	$ 600
Potential gross capital commitments			60,200		69,100	61,100
Capital funding commitment reserves			$ 100			$ 100
Portfolio percentage of unfunded commitment			88.00%			88.00%
Contingent consideration payable					$ 20,152	$ 0
Issuance of preferred stock to satisfy contingent consideration payable		$ 20,100				$ 20,100
Customer ExAlt Trusts
Other Commitments [Line Items]
Alternative investments acquired											$ 352,600
Paul Capital Advisors Lawsuit
Other Commitments [Line Items]
Estimate of potential negative impact										$ 350,000
Private Arbitration
Other Commitments [Line Items]
Total damages sought	$ 36,300
Chapter 11 Cases | Minimum
Other Commitments [Line Items]
Estimate of potential negative impact									$ 155,000
Chapter 11 Cases | Maximum
Other Commitments [Line Items]
Estimate of potential negative impact									382,000
Official Committee of Bondholders Motion
Other Commitments [Line Items]
Estimate of potential negative impact									$ 500,000